Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets (liabilities)
Employee benefits	$ 37,300,000	$ 29,400,000
Deferred revenue	24,400,000	22,900,000
Lease liabilities	14,300,000	15,800,000
Deferred state tax attributes	6,600,000	7,800,000
Inventory reserves	6,400,000	6,600,000
Warranty reserves	5,400,000	4,600,000
Foreign loss carryforwards	5,300,000	4,400,000
Allowance for doubtful accounts	3,100,000	3,000,000.0
Federal tax credit carryovers	3,300,000	2,400,000
Other, net	8,100,000	4,800,000
Gross deferred assets	114,200,000	101,700,000
Valuation allowances	(7,100,000)	(5,300,000)
Deferred tax assets after valuation allowances	107,100,000	96,400,000
Intangibles	(189,600,000)	(202,400,000)
Property, plant and equipment	(52,500,000)	(50,600,000)
Right of use assets	(12,900,000)	(14,500,000)
Undistributed foreign earnings	(4,600,000)	(13,600,000)
Gross deferred liabilities	(259,600,000)	(281,100,000)
Net deferred tax liabilities	(152,500,000)	$ (184,700,000)
Deferred tax assets, federal NOL	0
Deferred tax asset for state tax loss carry forwards	2,800,000
Valuation allowance on state tax losses	400,000
Valuation allowance on foreign tax losses	3,500,000
Foreign tax credit carryforwards	$ 3,200,000